Note 35 - Share Buyback Program (Details Textual)			4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Mar. 04, 2025 USD ($) shares	Aug. 02, 2024 USD ($) Number shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 27, 2025 USD ($)	May 06, 2025 USD ($) $ / shares shares	Nov. 06, 2024 USD ($) shares	Apr. 30, 2024 shares	Nov. 01, 2023 USD ($)	Jun. 02, 2020
Disclosure Of Share Buyback Program [Line Items]
Percentage of limit shares buyback authorized													10.00%
Number Of Treasury Shares Purchased | shares					83,616,548
Purchase of treasury shares					$ 1,360,065,000	$ 1,441,843,000	$ 213,739,000
Purchase of treasury shares, amount paid					1,362,319,000	$ 1,439,589,000	$ 213,739,000
Shares capital	$ 1,071,994,930				$ 1,071,994,930				$ 1,162,757,528
Shares issued (in shares) | shares	1,071,994,930				1,071,994,930	1,162,757,528	1,180,536,830		1,162,757,528
Par value (in dollars per share) | $ / shares	$ 1				$ 1	$ 1	$ 1		$ 1
Amount Payable Under Share Buyback	$ 58,888,000				$ 58,888,000	$ 243,264,000
Number of shares outstanding at end of period (in shares) | shares	1,011,823,958				1,011,823,958	1,084,272,191	1,167,888,739
Cancellation Of Ordinary Shares | shares									90,762,598		17,779,302
First Share Buyback Program [Member]
Disclosure Of Share Buyback Program [Line Items]
Stock Repurchased Program Payment Authorised												$ 1,200,000,000
Share buyback program, number of tranches | Number				4
Number Of Treasury Shares Purchased | shares				71,679,768
Percentage of shares purchased of issued share capital				6.07%
Purchase of treasury shares				$ 1,200,000,000
Second Share Buyback Program [Member]
Disclosure Of Share Buyback Program [Line Items]
Stock Repurchased Program Payment Authorised										$ 700,000,000
Percentage of limit shares buyback authorized													10.00%
Stock repurchased program shares authorised | shares										46,373,915
Percentage of stock repurchased program shares authorised										3.93%
Number Of Treasury Shares Purchased | shares			36,862,132		12,277,261
Percentage of shares purchased of issued share capital			3.12%							10.00%
Purchase of treasury shares			$ 700,000,000		$ 235,000,000
Third Share Buyback Program [Member]
Disclosure Of Share Buyback Program [Line Items]
Stock Repurchased Program Payment Authorised								$ 1,200,000,000
Percentage of limit shares buyback authorized								10.00%
Number Of Treasury Shares Purchased | shares					60,170,972
Purchase of treasury shares					$ 1,125,000,000
First tranche [member] | First Share Buyback Program [Member]
Disclosure Of Share Buyback Program [Line Items]
Cancellation Of Ordinary Shares | shares											17,779,302
First tranche [member] | Third Share Buyback Program [Member]
Disclosure Of Share Buyback Program [Line Items]
Stock Repurchased Program Payment Authorised		$ 600,000,000
Number Of Treasury Shares Purchased | shares		33,059,955
Purchase of treasury shares		$ 584,000,000
Second tranche [Member] | Third Share Buyback Program [Member]
Disclosure Of Share Buyback Program [Line Items]
Stock Repurchased Program Payment Authorised	$ 600,000,000				600,000,000
Number Of Treasury Shares Purchased | shares	28,271,779
Number Of Treasury Shares Purchased, Settled | shares	27,111,017
Purchase of treasury shares	$ 541,000,000
Treasury shares [member]
Disclosure Of Share Buyback Program [Line Items]
Purchase of treasury shares					$ 1,360,065,000	$ 1,441,843,000	$ 213,739,000
Number of shares outstanding at end of period (in shares) | shares	60,170,972				60,170,972	78,485,337	12,648,091
Cancellation Of Ordinary Shares | shares									(90,762,598)